Trade and other payables: amounts falling due within one year	12 Months Ended
Dec. 31, 2017
Within one year [member]
Trade and other payables: amounts falling due within one year

18. Trade and other payables: amounts falling due within one year

The following are included in trade and other payables falling due within one year:

	2017 £m	2016 £m
Trade payables	9,893.0	10,308.3
Deferred income	1,212.1	1,312.7
Payments due to vendors (earnout agreements)	180.7	277.5
Liabilities in respect of put option agreements with vendors	38.6	51.0
Fair value of derivatives	3.5	4.1
Other creditors and accruals	2,913.2	3,056.8
	14,241.1	15,010.4

The Group considers that the carrying amount of trade and other payables approximates their fair value.